Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 413,120	¥ 863,960
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investment securities	[1]	(360,855)	442,705
Net unrealized gains on derivatives qualifying for cash flow hedges		2,683	1,538
Defined benefit plans		(23,592)	15,146
Foreign currency translation adjustments		(33,057)	2,942
Total		(414,821)	462,331
Comprehensive income (loss)		(1,701)	1,326,291
Net income attributable to noncontrolling interests		31,813	25,664
Other comprehensive income attributable to noncontrolling interests		31,141	12,870
Comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (64,655)	¥ 1,287,757

[1]	Includes unrealized gains of ¥43 million and ¥8 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2014 and 2015, respectively.